Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Shares	Value
COMMON STOCKS† - 1.1%
Financials - 1.1%
Pershing Square Tontine Holdings Ltd.*	213,570	$4,572,534
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1	17,838	37,158
Energy - 0.0%
SandRidge Energy, Inc.*	9,544	15,079
Industrial - 0.0%
BP Holdco LLC*,†††,1	15,619	5,507
Vector Phoenix Holdings, LP*,†††	15,619	1,307
Total Industrial		6,814
Total Common Stocks
(Cost $4,387,307)		4,631,585
CLOSED-END FUNDS† - 17.0%
BlackRock Taxable Municipal Bond Trust	1,054,240	27,831,936
Nuveen Taxable Municipal Income Fund	525,864	11,937,113
Nuveen AMT-Free Quality Municipal Income Fund	441,210	6,247,534
Nuveen Quality Municipal Income Fund	383,883	5,535,593
Nuveen AMT-Free Municipal Credit Income Fund	311,829	4,873,887
Invesco Municipal Opportunity Trust	292,274	3,624,198
Invesco Trust for Investment Grade Municipals	250,383	3,177,360
Invesco Municipal Trust	238,904	2,952,853
BlackRock MuniVest Fund, Inc.	274,679	2,408,935
Nuveen California Quality Municipal Income Fund	140,274	2,053,611
Invesco Advantage Municipal Income Trust II	173,837	1,913,945
BNY Mellon Strategic Municipals, Inc.	170,865	1,416,471
Eaton Vance Municipal Income Trust	86,288	1,084,640
BlackRock Municipal Income Trust	19	266
Total Closed-End Funds
(Cost $73,447,917)		75,058,342

	Face
	Amount	Value
MUNICIPAL BONDS†† - 84.2%
California - 13.9%
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds[12]
7.10% due 08/01/40	$7,785,000	11,912,218
6.80% due 08/01/30	2,245,000	3,080,858
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/33[2]	10,000,000	10,860,600
Los Angeles Department of Water & Power System Revenue Bonds, Build America Bonds[12]
7.00% due 07/01/41[2]	10,000,000	10,467,700
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25[2]	7,500,000	8,778,225
Sonoma Valley Unified School District General Obligation Unlimited
7.12% due 09/17/20[2]	3,330,000	3,339,390
California Housing Finance Revenue Bonds
3.66% due 02/01/29[2]	3,000,000	3,243,690
Marin Community College District General Obligation Unlimited
4.03% due 08/01/38[2]	2,000,000	2,255,060
San Jose Evergreen Community College District General Obligation Unlimited
3.06% due 09/01/45[2]	1,500,000	1,577,880
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable[12]
7.25% due 08/01/28	1,025,000	1,335,893
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/26[2]	1,000,000	1,225,210
Cypress School District General Obligation Unlimited
6.65% due 08/01/25	660,000	790,086
6.05% due 08/01/21	120,000	126,029
Alhambra Unified School District General Obligation Unlimited
6.70% due 02/01/26[2]	500,000	602,610
California State University Revenue Bonds
3.90% due 11/01/47[2]	500,000	593,960
Hillsborough City School District General Obligation Unlimited
due 09/01/36[3]	500,000	315,615
due 09/01/40[3]	500,000	264,710

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount	Value
MUNICIPAL BONDS†† - 84.2% (continued)
California - 13.9% (continued)
Culver Redevelopment Agency Successor Agency Tax Allocation
8.00% due 11/01/20	$405,000	$409,706
Riverside County Redevelopment Successor Agency Tax Allocation
3.88% due 10/01/37	250,000	269,802
Total California		61,449,242
Washington - 9.1%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds[12]
7.40% due 04/01/41[2]	6,675,000	10,714,243
7.10% due 04/01/32	3,325,000	4,650,278
Central Washington University Revenue Bonds
6.95% due 05/01/40	5,000,000	6,833,150
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds[12]
6.79% due 07/01/40	5,000,000	6,358,650
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds[12]
6.50% due 05/01/30	5,000,000	6,134,450
City of Anacortes Washington Utility System Revenue Bonds
6.48% due 12/01/30	5,000,000	5,067,500
Port of Seattle Washington Revenue Bonds
3.76% due 05/01/36[2]	300,000	316,089
Total Washington		40,074,360
Texas - 5.6%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds[12]
7.09% due 01/01/42[2]	10,020,000	13,403,253
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	6,500,000	6,478,680
Central Texas Regional Mobility Authority Revenue Bonds
3.29% due 01/01/42	2,600,000	2,581,670
City of Dallas Texas Waterworks & Sewer System Revenue Bonds
2.82% due 10/01/42[2]	2,100,000	2,190,699
Total Texas		24,654,302
Pennsylvania - 5.3%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30[2]	10,330,000	13,546,349
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/29[2]	6,895,000	9,565,364
Doylestown Hospital Authority Revenue Bonds
3.95% due 07/01/24	195,000	197,383
Altoona Water Authority Revenue Bonds
6.44% due 12/01/20	10,000	10,048
Kiski Area School District General Obligation Limited
6.63% due 09/01/20	5,000	4,950
Total Pennsylvania		23,324,094
Indiana - 4.9%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds[12]
6.50% due 07/15/30	10,000,000	10,222,100
Evansville-Vanderburgh School Building Corp. Revenue Bonds
6.50% due 01/15/30[2]	8,690,000	8,729,453
County of Knox Indiana Revenue Bonds
5.90% due 04/01/34[2]	2,920,000	2,857,395
Total Indiana		21,808,948
New Jersey - 4.6%
New Jersey Turnpike Authority Revenue Bonds, Build America Bonds[12]
7.10% due 01/01/41[2]	10,000,000	16,865,400
New Jersey Educational Facilities Authority Revenue Bonds
3.51% due 07/01/42[2]	3,500,000	3,553,025
Total New Jersey		20,418,425
Georgia - 4.6%
Central Storage Safety Project Trust
4.82% due 02/01/38[4]	7,000,000	7,893,677
Atlanta & Fulton County Recreation Authority Revenue Bonds
5.10% due 12/01/47[2]	6,000,000	7,085,040

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount	Value
MUNICIPAL BONDS†† - 84.2% (continued)
Georgia - 4.6% (continued)
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/22[2]	$5,000,000	$5,410,000
Total Georgia		20,388,717
New York - 4.3%
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds[12]
8.57% due 11/01/40[2]	10,010,000	14,741,227
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	4,250,000	4,295,688
Total New York		19,036,915
Illinois - 4.3%
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds[12]
6.90% due 01/01/40[2]	5,100,000	7,275,099
Illinois, General Obligation Bonds, Taxable Build America Bonds[12]
7.35% due 07/01/35[2]	5,000,000	5,759,850
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds[12]
6.74% due 11/01/40[2]	2,990,000	4,321,596
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	930,000	1,032,077
6.73% due 04/01/35[2]	200,000	224,216
Chicago Board of Education General Obligation Unlimited
6.14% due 12/01/39	195,000	201,952
Total Illinois		18,814,790
Alabama - 3.7%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds[12]
7.20% due 09/01/38	5,000,000	5,012,200
7.10% due 09/01/35	3,000,000	3,007,560
7.25% due 09/01/40	2,000,000	2,004,760
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	6,512,870
Total Alabama		16,537,390
West Virginia - 3.7%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010[12]
7.65% due 04/01/40[2]	10,000,000	16,398,400
Colorado - 3.5%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds[12]
7.02% due 03/15/21[2]	7,500,000	7,762,500
University of Colorado Revenue Bonds
2.81% due 06/01/48[2]	4,250,000	4,328,243
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28	2,500,000	3,449,125
Total Colorado		15,539,868
Oklahoma - 2.9%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28[2]	10,950,000	12,853,110
Oklahoma State University Revenue Bonds
4.13% due 08/01/48	150,000	163,554
Total Oklahoma		13,016,664
Michigan - 2.7%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39[2]	2,610,000	3,869,560
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/29[2]	2,640,000	3,646,130
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/26[2]	3,000,000	3,094,440
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/26	1,000,000	1,003,610
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26[2]	415,000	428,944
Total Michigan		12,042,684
Ohio - 2.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28[2]	5,000,000	6,460,150
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/29[2]	2,500,000	2,529,800

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount	Value
MUNICIPAL BONDS†† - 84.2% (continued)
Ohio - 2.3% (continued)
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	$1,085,000	$1,093,268
Total Ohio		10,083,218
Louisiana - 2.1%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/21[2]	8,000,000	8,109,120
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds[12]
7.20% due 02/01/42[2]	1,055,000	1,062,786
Total Louisiana		9,171,906
Florida - 2.0%
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds[12]
7.78% due 09/01/20[2]	5,000,000	5,000,000
State Johns County Industrial Development Authority Revenue Bonds
2.54% due 10/01/30	3,600,000	3,655,476
Total Florida		8,655,476
South Carolina - 1.9%
County of Horry South Carolina Airport Revenue Bonds, Build America Bonds[12]
7.33% due 07/01/40	5,000,000	7,138,600
Keenan Fort Detrick Energy LLC
4.17% due 11/15/48[5]	1,000,000	1,058,524
Total South Carolina		8,197,124
Mississippi - 1.1%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project[12]
6.84% due 06/01/35[2]	5,000,000	5,029,450
Massachusetts - 1.0%
Massachusetts Development Finance Agency Revenue Bonds
3.52% due 10/01/46[2]	2,250,000	2,270,813
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	2,005,168
Total Massachusetts		4,275,981
Wisconsin - 0.4%
State of Wisconsin General Obligation Unlimited
2.49% due 05/01/42	1,650,000	1,714,779
Puerto Rico - 0.2%
Puerto Rico Electric Power Authority Revenue Bonds
0.72% (3 Month USD LIBOR + 0.52%, Rate Floor: 0.00%) due 07/01/29[6]	1,000,000	881,250
Minnesota - 0.1%
City of State Paul Minnesota Sales & Use Tax Revenue Tax Allocation
3.89% due 11/01/35	250,000	273,157
District of Columbia - 0.0%
Washington Convention & Sports Authority Revenue Bonds
4.31% due 10/01/40	100,000	103,471
Total Municipal Bonds
(Cost $309,554,543)		371,890,611
CORPORATE BONDS†† - 7.8%
Consumer, Cyclical - 2.7%
Delta Air Lines, Inc.
7.00% due 05/01/25[2,5]	5,400,000	5,913,373
Aramark Services, Inc.
6.38% due 05/01/25[5]	1,150,000	1,204,625
5.00% due 02/01/28[5]	70,000	69,650
Hyatt Hotels Corp.
5.75% due 04/23/30[2]	1,100,000	1,261,802
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	600,000	649,320
Titan International, Inc.
6.50% due 11/30/23	850,000	634,402
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[5]	500,000	537,500
Vail Resorts, Inc.
6.25% due 05/15/25[5]	400,000	428,500
Marriott International, Inc.
5.75% due 05/01/25[2]	320,000	359,365
Performance Food Group, Inc.
6.88% due 05/01/25[5]	225,000	239,625
Boyd Gaming Corp.
8.63% due 06/01/25[5]	175,000	192,937
Brookfield Residential Properties Incorporated / Brookfield Residential US Corp.
4.88% due 02/15/30[5]	175,000	163,952
Yum! Brands, Inc.
7.75% due 04/01/25[5]	100,000	111,625
Total Consumer, Cyclical		11,766,676
Industrial - 1.8%
Boeing Co.
5.81% due 05/01/50[2]	4,000,000	4,798,806
JELD-WEN, Inc.
6.25% due 05/15/25[5]	850,000	912,560
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	600,000	640,500
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[5]	600,000	627,000

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount	Value
CORPORATE BONDS†† - 7.8% (continued)
Industrial - 1.8% (continued)
Howmet Aerospace, Inc.
6.88% due 05/01/25	$350,000	$397,836
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5]	350,000	342,125
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	250,000	258,867
ADT Security Corp.
6.25% due 10/15/21	200,000	211,370
Total Industrial		8,189,064
Consumer, Non-cyclical - 0.7%
US Foods, Inc.
6.25% due 04/15/25[5]	1,300,000	1,374,750
Avantor, Inc.
6.00% due 10/01/24[5]	1,000,000	1,045,000
Sabre GLBL, Inc.
9.25% due 04/15/25[5]	300,000	333,750
WEX, Inc.
4.75% due 02/01/23[5]	250,000	251,769
Carriage Services, Inc.
6.63% due 06/01/26[5]	150,000	158,625
Total Consumer, Non-cyclical		3,163,894
Energy - 0.7%
CNX Resources Corp.
5.88% due 04/15/22	2,066,000	2,074,677
Husky Energy, Inc.
3.95% due 04/15/22	250,000	257,916
4.00% due 04/15/24	195,000	205,899
Buckeye Partners, LP
4.35% due 10/15/24	250,000	248,750
Range Resources Corp.
5.00% due 08/15/22	100,000	100,500
5.88% due 07/01/22	85,000	86,063
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	100,000	116,540
Total Energy		3,090,345
Financial - 0.7%
NFP Corp.
7.00% due 05/15/25[5]	2,050,000	2,203,750
QBE Insurance Group Ltd.
5.88%[5,7,8]	650,000	691,437
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[5]	125,000	121,250
Total Financial		3,016,437
Basic Materials - 0.6%
United States Steel Corp.
12.00% due 06/01/25[5]	2,000,000	2,120,000
Kaiser Aluminum Corp.
6.50% due 05/01/25[5]	250,000	264,229
Arconic Corp.
6.00% due 05/15/25[5]	200,000	212,000
Neon Holdings, Inc.
10.13% due 04/01/26[5]	18,000	19,080
Mirabela Nickel Ltd.
due 06/24/19[4,9]	96,316	4,816
Total Basic Materials		2,620,125
Communications - 0.5%
Altice France S.A.
7.38% due 05/01/26[5]	950,000	1,008,567
Level 3 Financing, Inc.
5.38% due 05/01/25	572,000	589,103
T-Mobile USA, Inc.
6.00% due 04/15/24	500,000	509,815
CSC Holdings LLC
5.25% due 06/01/24	100,000	108,250
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[5]	47,000	26,790
Total Communications		2,242,525
Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[5]	300,000	304,500
NCR Corp.
8.13% due 04/15/25[5]	50,000	55,935
Total Technology		360,435
Total Corporate Bonds
(Cost $31,989,146)		34,449,501
SENIOR FLOATING RATE INTERESTS††,6 - 3.3%
Consumer, Non-cyclical - 1.2%
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25	2,832,188	2,733,061
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	2,000,000	2,032,500
BCPE Eagle Buyer LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	291,709	274,570
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	99,233	95,491
Certara, Inc.
3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	80,603	78,588
Total Consumer, Non-cyclical		5,214,210
Consumer, Cyclical - 0.9%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	2,000,000	1,952,500

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 3.3% (continued)
Consumer, Cyclical - 0.9% (continued)
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	$924,627	$671,280
WESCO
5.33% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	490,000	488,463
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	307,019	262,961
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	34,224	32,855
BBB Industries, LLC
5.58% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	255,475	218,592
CHG Healthcare Services, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	149,231	146,806
Landrys, Inc.
13.00% (2 Month USD LIBOR + 12.00%, Rate Floor: 13.00%) due 10/04/23	100,000	113,000
Playtika Holding Corp.
7.07% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	36,478	36,743
Total Consumer, Cyclical		3,923,200
Communications - 0.4%
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	975,000	897,000
Liberty Cablevision of Puerto Rico LLC
5.16% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	500,000	502,085
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	422,033	363,299
Market Track LLC
5.25% (2 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	242,500	208,550
Total Communications		1,970,934
Technology - 0.4%
EIG Investors Corp.
4.75% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	453,275	450,442
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	421,643	396,425
Transact Holdings, Inc.
4.91% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	297,750	277,652
24-7 Intouch, Inc.
4.91% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††	294,750	268,222
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	286,388	267,057
Total Technology		1,659,798
Industrial - 0.2%
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	392,704	355,397
Bhi Investments LLC
5.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	272,889	256,516
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	99,743	97,582
Total Industrial		709,495
Energy - 0.1%
Matador Bidco SARL
4.91% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 10/15/26	498,750	478,800

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 3.3% (continued)
Energy - 0.1% (continued)
Summit Midstream Partners, LP
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22†††	$76,705	$13,040
Total Energy		491,840
Financial - 0.1%
Jefferies Finance LLC
3.44% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 06/03/26	296,250	286,068
Utilities - 0.0%
Oregon Clean Energy LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	239,491	235,498
Basic Materials - 0.0%
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	158,427	156,051
Total Senior Floating Rate Interests
(Cost $15,026,010)		14,647,094
ASSET-BACKED SECURITIES†† - 2.0%
Infrastructure - 1.0%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[5]	4,000,000	4,263,571
Collateralized Loan Obligations - 0.7%
FDF I Ltd.
2015-1A, 7.50% due 11/12/30[4]	1,000,000	865,535
Venture XX CLO Ltd.
2015-20A, 6.58% (3 Month USD LIBOR + 6.30%, Rate Floor: 6.30%) due 04/15/27[5,6]	900,000	481,588
NewStar Clarendon Fund CLO LLC
2015-1A, 4.60% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[5,6]	500,000	465,151
WhiteHorse VIII Ltd.
2014-1A, 4.80% (3 Month USD LIBOR + 4.55%, Rate Floor: 0.00%) due 05/01/26[5,6]	500,000	269,699
WhiteHorse X Ltd.
2015-10A, 5.57% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[5,6]	500,000	269,649
Staniford Street CLO Ltd.
2014-1A, 3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 06/15/25[5,6]	250,000	236,713
Mountain Hawk II CLO Ltd.
2013-2A, 3.42% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[5,6]	250,000	229,105
Adams Mill CLO Ltd.
2014-1A, 5.28% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[5,6]	250,000	182,976
Avery Point V CLO Ltd.
2014-5A, 5.17% (3 Month USD LIBOR + 4.90%, Rate Floor: 0.00%) due 07/17/26[5,6]	250,000	146,656
BNPP IP CLO Ltd.
2014-2A, 5.52% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[5,6]	258,301	99,533
Total Collateralized Loan Obligations		3,246,605
Transport-Aircraft - 0.3%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,10]	1,484,919	1,272,487
Total Asset-Backed Securities
(Cost $9,154,485)		8,782,663
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.1%
Military Housing - 0.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.91% (WAC) due 11/25/55[5,6,11]	7,113,177	509,636
2015-R1, 5.50% (WAC) due 11/25/52[4,6]	91,343	85,163
Total Military Housing		594,799
Total Collateralized Mortgage Obligations
(Cost $664,199)		594,799
Total Investments - 115.5%
(Cost $444,223,607)		$510,054,595
Other Assets & Liabilities, net - (15.5)%		(68,442,405)
Total Net Assets - 100.0%		$441,612,190

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded loan commitments, and reverse repurchase agreements.  As of August 31, 2020, the total value of securities segregated was $157,124,977.

3	Zero coupon rate security.
4
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,849,191 (cost $8,420,597), or 2.0% of total net assets — See Note 6.

5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $31,710,012 (cost $30,448,430), or 7.2% of total net assets.

6
Variable rate security.  Rate indicated is the rate effective at August 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

7	Perpetual maturity.
8	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
9	Security is in default of interest and/or principal obligations.
10	Security is a step down bond with a 3.97% coupon rate until November 14, 2026. Future rate is 2.00% with a reset date of November 15, 2026.
11	Security is an interest-only strip.
12	Taxable municipal bond issued as part of the Build America Bond program.

LIBOR — London Interbank Offered Rate
SARL — Société à Responsabilité Limitée USD — United States Dollar WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Trust’s investments at August 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,587,613	$—	$43,972	$4,631,585
Closed-End Funds	75,058,342	—	—	75,058,342
Municipal Bonds	—	371,890,611	—	371,890,611
Corporate Bonds	—	34,449,501	—	34,449,501
Senior Floating Rate Interests	—	13,798,781	848,313	14,647,094
Asset-Backed Securities	—	8,782,663	—	8,782,663
Collateralized Mortgage Obligations	—	594,799	—	594,799
Total Assets	$79,645,955	$429,516,355	$892,285	$510,054,595

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$41,758	$41,758

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $8,375,872 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended August 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/20	Shares 08/31/20
Common Stocks
BP Holdco LLC *	$4,555	$–	$–	$–	$952	$5,507	15,619
Targus Group International Equity, Inc.*	31,712	–	–	–	5,446	37,158	17,838
	$36,267	$–	$–	$–	$6,398	$42,665

* Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2020

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Taxable Municipal Managed Duration Trust (the “Trust”) was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.

For information on the Trust’s other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities and/or other assets.

Valuations of the Trust’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA”, or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2020

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Reverse Repurchase Agreements
The Trust may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Trust temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Trust agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Trust may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Trust enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Trust’s assets. As a result, such transactions may increase fluctuations in the market value of the Trust’s assets.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2020

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Trust from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Trust’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At August 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 444,223,607	$ 68,747,343	$ (2,916,355)	$ 65,830,988

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of August 31, 2020. The Trust is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2020, were as follows:

Borrower	Maturity Date	Face Amount	Value
Aspect Software, Inc.	07/15/23	$60,039	$583
Solera LLC	12/03/22	2,250,000	41,175
		$2,310,039	$41,758

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2020

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	$7,252,071	$7,893,677
FDF I Ltd.
2015-1A, 7.50% due 11/12/30	04/22/16	989,966	865,535
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.50% (WAC) due 11/25/52[1]	09/10/19	91,343	85,163
Mirabela Nickel Ltd.
due 06/24/19[2]	12/31/13	87,217	4,816
		$8,420,597	$8,849,191

1
Variable rate security.  Rate indicated is the rate effective at August 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

2	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19 and Recent Developments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Trust’s investments and a shareholder’s investment in the Trust are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Trust, the Trust, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 8 – Subsequent Event

The Trust’s Board approved modifications to certain non-fundamental investment policies and the name of the Trust.

Effective on or around November 19, 2020, under normal market conditions, the Trust will expand its non-fundamental 80% investment policy to include, in addition to taxable municipal securities, other investment grade, income-generating debt securities. In addition to the 80% investment policy change, the Trust will (i) remove certain limitations on the composition of the other 20% of its net assets plus the amount of any borrowings for investment purposes (“Managed Assets”), (ii) remove the limitation on illiquid investments and (iii) add a policy to invest at least 50% of its Managed Assets in taxable municipal securities.

In connection with the investment policy modifications, the Trust’s name will change to: Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust.

OTHER INFORMATION (Unaudited)	August 31, 2020

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.